Cash and cash equivalents (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Apr. 30, 2017	Apr. 30, 2016
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 292.2	$ 387.1
Short-term bank deposits	63.5	236.7
Cash equivalents	355.7	623.8	$ 151.0
Reclassification to current assets classified as held for sale	0.0	(2.9)	0.0
Cash and cash equivalents	$ 355.7	$ 620.9	$ 151.0	$ 667.2